Goodwill - Goodwill allocated to the cash-generating units (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill - Text Details (Detail) [Line Items]
Goodwill	€ 8,654	€ 8,503
Monitoring and Analytics [member]
Goodwill - Text Details (Detail) [Line Items]
Goodwill	1,360	1,354
Sleep & Respiratory Care [Member]
Goodwill - Text Details (Detail) [Line Items]
Goodwill	2,071	1,925
Goodwill [member]
Goodwill - Text Details (Detail) [Line Items]
Intangible assets and goodwill	8,654	8,503	€ 7,731
Goodwill [member] | Image-Guided Therapy [Member]
Goodwill - Text Details (Detail) [Line Items]
Intangible assets and goodwill	2,673	2,357
Goodwill [member] | Cash-generating units [member]
Goodwill - Text Details (Detail) [Line Items]
Intangible assets and goodwill	8,654	8,503
Goodwill [member] | Other (units carrying a non-significant goodwill balance) [Member]
Goodwill - Text Details (Detail) [Line Items]
Intangible assets and goodwill	€ 2,550	€ 2,867